SELECTED STATEMENT OF OPERATIONS DATA (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Net	$ 681	$ 880
Israel [Member]
Property Plant And Equipment Net	292	487
Romania [Member]
Property Plant And Equipment Net	381	389
United Kingdom [Member]
Property Plant And Equipment Net	6	3
United States [Member]
Property Plant And Equipment Net	$ 2	$ 1